Goodwill (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Goodwill Abstract
Disclosure of detailed information about goodwill

	2022 (As Restated)	2021 (As Restated)
	$	$
Balance, beginning of year	15,594,929	15,576,762
Disposal of Eden Games	(345,150)	-
Acquisition of SideQik	-	2,900,193
Impairment of SideQik	-	(2,900,193)
Effect of foreign exchange	(49,591)	18,167
Balance, end of year	15,200,188	15,594,929

	Aug 31, 2021 (As Restated)	Aug 31, 2020 (As Restated)
	$	$

Balance, beginning of year	15,576,762	651,354
Acquisition of UMG	-	3,209,045
Impairment of UMG	-	(3,209,045)
Acquisition of Frankly	-	14,895,595
Acquisition of SideQik	2,900,193	-
Impairment of SideQik	(2,900,193)	-
Effect of foreign exchange	18,167	29,813
Balance, end of year	15,594,929	15,576,762